FEDERATED INDEX TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                December 31, 1998

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE:  FEDERATED INDEX TRUST    (the "Trust")
           Federated Max-Cap Fund
           Federated Mid-Cap Fund
           Federated Mini-Cap Fund
           1933 Act File No. 33-33852
           1940 ACT FILE NO. 811-6061

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective Amendment No. 16 on December 30, 1998.

        If you have any questions regarding this certification, please call me at (412) 288-8634.

                                                   Very truly yours,

                                                   /s/ Nicholas Seitanakis
                                                   Nicholas Seitanakis
                                                   Assistant Secretary